Hedge accounting (Detail 4) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Cash Flow Hedge Reserves [Line Items]
Amounts related to hedge relationships for which hedge accounting continues to be applied	$ (2,349)	$ (4,692)
Amounts related to hedge relationships for which hedge accounting is no longer applied	(1,331)	(540)
Total Other comprehensive income recognized directly in equity related to cash flow hedges, on a pre-tax basis	$ (3,680)	$ (5,232)